Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0001861132
Registrant Name	BMO Commercial Mortgage Securities LLC
Registration File Number	333-280224
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES